Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Lease Assets Under a Finance Lease Abstract
Schedule of finance lease liabilities
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion	$261,940	$619,301
Non-current portion	622,062	666,455
Finance lease liabilities	$884,002	$1,285,756

Schedule of minimum lease payments under finance lease agreements
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Within 1 year	$281,201	$673,105
After 1 year but within 5 years	667,850	713,092
Less: Finance charges	(65,049)	(100,441)
Present value of finance lease liabilities, net	$884,002	$1,285,756

Schedule of lease assets under a finance lease
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Cost	$2,669,252	$2,819,697
Less: Accumulated depreciation	(877,936)	(927,408)
Net book value	$1,791,316	$1,892,290